Risk/Return Detail Data - FidelityAdvisorDiversifiedStockFund-OPRO	Nov. 29, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Destiny Portfolios
FidelityAdvisorDiversifiedStockFund-OPRO | Fidelity Advisor Diversified Stock Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Diversified Stock Fund /O
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Diversified Stock Fund seeks capital growth.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	This arrangement will remain in effect for at least one year from the effective date of the prospectus.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90 % of the average value of its portfolio.
Portfolio Turnover, Rate	90.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in stocks. Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2022
Bar Chart, Year to Date Return	(25.09%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	22.54%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Dec. 31, 2018
Lowest Quarterly Return	(16.91%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorDiversifiedStockFund-OPRO | Fidelity Advisor Diversified Stock Fund | Fidelity Advisor Diversified Stock Fund - Class O
Risk/Return:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.55%
Fee waiver and/or expense reimbursement	0.10%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567
2012	19.59%
2013	34.03%
2014	11.11%
2015	(5.31%)
2016	17.08%
2017	19.32%
2018	(5.30%)
2019	28.20%
2020	27.48%
2021	28.50%
FidelityAdvisorDiversifiedStockFund-OPRO | Fidelity Advisor Diversified Stock Fund | Return Before Taxes | Fidelity Advisor Diversified Stock Fund - Class O
Risk/Return:
Label	Return Before Taxes
Past 1 year	28.50%
Past 5 years	18.87%
Past 10 years	16.70%
FidelityAdvisorDiversifiedStockFund-OPRO | Fidelity Advisor Diversified Stock Fund | After Taxes on Distributions | Fidelity Advisor Diversified Stock Fund - Class O
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	23.51%
Past 5 years	16.33%
Past 10 years	14.85%
FidelityAdvisorDiversifiedStockFund-OPRO | Fidelity Advisor Diversified Stock Fund | After Taxes on Distributions and Sales | Fidelity Advisor Diversified Stock Fund - Class O
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	19.48%
Past 5 years	14.65%
Past 10 years	13.57%
FidelityAdvisorDiversifiedStockFund-OPRO | Fidelity Advisor Diversified Stock Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%

[1]	A Fidelity has contractually agreed to waive certain class-level expenses. The amount waived may vary from year to year. This arrangement will remain in effect for at least one year from the effective date of the prospectus. Fidelity may not terminate this arrangement without the approval of the Board of Trustees.